Revenues from Contracts with Customers - Summary of Contract Balances (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Trade and other receivables	€ 2,155.7	€ 7,145.6
Contract liabilities	751.8	125.5
Refund liabilities	€ 0.0	€ 24.4